Alger Spectra Fund Expense Example - Class A C Shares [Member] - Alger Spectra Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 672
Expense Example, with Redemption, 3 Years	983
Expense Example, with Redemption, 5 Years	1,315
Expense Example, with Redemption, 10 Years	2,253
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	333
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	1,230
Expense Example, with Redemption, 10 Years	$ 2,636